Organization and Principal Activities (Details Textual) ¥ in Thousands	Aug. 06, 2018 CNY (¥)
Maximum [Member]
Organization and Principal Activities (Textual)
Investable assets	¥ 6,000
Minimum [Member]
Organization and Principal Activities (Textual)
Investable assets	¥ 600